Name : Alfred P. Ouellette
Title: Assistant Vice President and
Senior Counsel

October 6, 2008

EDGAR

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	John Hancock Strategic Series– (the “Trust”)
John Hancock Income Funds Class A, Class B, Class C, Class I and
Class R1 Prospectuses
- John Hancock Strategic Income Fund (the “Fund”);
File No. 811-4651 and 33-5186

CERTIFICATE UNDER RULE 497(j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the forms of the Class A, B,C, Class I and Class R1 shares Prospectuses for the Fund dated October 1, 2008 for the above-captioned registrant that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement has been filed electronically.

Sincerely,

/s/Alfred P. Ouellette
Alfred P. Ouellette
Assistant Secretary